Segment Information and Sales to Significant Customers - Summary of Revenue and Long-lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 900,261	$ 902,477	$ 896,854	$ 864,045	$ 845,225	$ 841,332	$ 832,938	$ 826,359	$ 3,563,637	$ 3,345,854	$ 3,246,903
Total long-lived assets	288,956				275,544				288,956	275,544	277,907
North America (Mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,589,613	2,423,067	2,266,110
Total long-lived assets	77,273				72,855				77,273	72,855	83,645
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									450,669	398,400	441,731
Total long-lived assets	88,218				78,501				88,218	78,501	65,746
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									523,355	524,387	539,062
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	56,289				56,683				56,289	56,683	51,086
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	27,479				25,036				27,479	25,036	29,401
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 39,697				$ 42,469				$ 39,697	$ 42,469	$ 48,029